UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02802

UBS Cashfund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Item 1.	Schedule of Investments

UBS Cashfund Inc.

Schedule of investments – June 30, 2008 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—27.36%
Federal Farm Credit Bank
2.030%, due 07/01/08(1)	21,000,000	20,999,189
2.080%, due 07/01/08(1)	26,500,000	26,500,000
Federal Home Loan Bank
2.200%, due 07/18/08(2)	28,000,000	27,970,911
2.599%, due 08/18/08(1)	50,000,000	50,000,000
4.885%, due 08/20/08	15,250,000	15,253,008
2.580%, due 09/03/08(3)	75,000,000	75,046,845
2.220%, due 09/04/08(2)	25,000,000	24,899,792
5.100%, due 09/19/08	23,000,000	23,023,432
2.070%, due 09/30/08(2)	27,000,000	26,858,722
2.560%, due 02/13/09	14,000,000	14,052,423
2.850%, due 03/04/09	25,000,000	24,999,158
2.400%, due 05/13/09	10,000,000	9,998,398
2.820%, due 07/10/09	21,000,000	21,000,000
Federal Home Loan Mortgage Corp.
2.413%, due 07/28/08(1)	50,000,000	49,977,490
1.680%, due 09/15/08(2)	42,000,000	41,851,040
2.641%, due 09/30/08(1)	10,000,000	9,998,409
2.450%, due 04/09/09	14,000,000	14,000,000
2.625%, due 06/12/09	15,000,000	15,000,000
Federal National Mortgage Association
2.630%, due 07/30/08(2),(3)	48,000,000	47,898,307
2.110%, due 08/05/08(2)	28,000,000	27,942,561
2.360%, due 09/10/08(2)	40,000,000	39,813,822
2.380%, due 10/14/08(2)	30,000,000	29,791,750
2.090%, due 10/22/08(2),(3)	65,000,000	64,573,582
2.100%, due 12/08/08(2)	55,000,000	54,486,667
US Treasury Bills
1.586%, due 09/11/08(2),(3)	13,000,000	12,958,764

Total US government and agency obligations (cost—$768,894,270)		768,894,270

Bank notes—2.24%
Wachovia Bank N.A. (Charlotte)
2.910%, due 07/07/08(1)	23,000,000	23,000,000
Wells Fargo Bank N.A.
2.500%, due 07/29/08	40,000,000	40,000,000

Total bank notes (cost—$63,000,000)		63,000,000

Certificates of deposit—18.65%

Banking-non-US—12.46%
Bank of Montreal
3.100%, due 07/31/08	15,000,000	15,000,774
2.950%, due 08/19/08	20,000,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.670%, due 08/15/08	20,000,000	20,000,000
2.690%, due 09/05/08	25,000,000	25,000,000
Barclays Bank PLC
3.000%, due 07/25/08	25,000,000	25,000,000
3.020%, due 02/23/09	10,000,000	10,000,000
Calyon N.A., Inc.
3.170%, due 06/02/09	25,000,000	25,000,000
Credit Suisse First Boston
4.230%, due 07/08/08	30,000,000	30,000,000
KBC Bank NV
2.590%, due 08/01/08	25,000,000	25,000,000
Lloyds TSB Bank PLC
2.450%, due 07/23/08	25,000,000	25,000,394
Mizuho Corporate Bank Ltd.
2.640%, due 07/15/08	40,000,000	40,001,001

UBS Cashfund Inc.

Schedule of investments – June 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Norinchukin Bank Ltd.
2.830%, due 07/30/08	25,000,000	25,000,000
Royal Bank of Scotland PLC
3.750%, due 07/18/08	25,000,000	25,000,000
Svenska Handelsbanken
5.000%, due 10/09/08	40,000,000	40,000,000

		350,002,169

Banking-US—6.19%
American Express, Federal Savings Bank
2.500%, due 07/21/08	38,000,000	38,000,000
Bank of America N.A.
2.740%, due 11/03/08	27,000,000	27,000,000
Citibank N.A.
2.790%, due 09/19/08	28,000,000	28,000,000
2.810%, due 09/26/08	15,000,000	15,000,000
PNC Bank N.A.
3.190%, due 07/25/08	25,000,000	25,000,000
State Street Bank & Trust Co.
2.680%, due 10/01/08	20,000,000	20,000,000
US Bank N.A.
2.700%, due 09/15/08	16,000,000	16,000,000
Wachovia Bank N.A. (Charlotte)
2.820%, due 09/30/08	5,000,000	5,000,000

		174,000,000

Total certificates of deposit (cost—$524,002,169)		524,002,169

Commercial paper(2)—26.89%

Asset backed-miscellaneous—9.55%
Amsterdam Funding Corp.
2.580%, due 07/10/08	35,000,000	34,977,425
Atlantic Asset Securitization LLC
2.550%, due 07/10/08	12,000,000	11,992,350
Barton Capital LLC
2.640%, due 07/17/08	28,000,000	27,967,147
Bryant Park Funding LLC
2.470%, due 07/01/08	4,000,000	4,000,000
Falcon Asset Securitization Corp.
2.850%, due 07/02/08	25,000,000	24,998,021
Jupiter Securitization Co. LLC
2.750%, due 07/16/08	15,000,000	14,982,812
Kitty Hawk Funding Corp.
2.600%, due 07/21/08	24,737,000	24,701,269
Old Line Funding Corp.
2.520%, due 07/07/08	30,000,000	29,987,400
Ranger Funding Co. LLC
2.550%, due 07/18/08	20,000,000	19,975,917
Thunderbay Funding
2.650%, due 07/15/08	20,000,000	19,979,389

UBS Cashfund Inc.

Schedule of investments – June 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Variable Funding Capital Corp.
2.600%, due 09/05/08	25,000,000	24,880,833
Windmill Funding Corp.
2.540%, due 07/11/08	30,000,000	29,978,833

		268,421,396

Automobile OEM—0.89%
BMW US Capital LLC
2.100%, due 07/02/08	25,000,000	24,998,542

Banking-US—9.20%
Danske Corp.
2.400%, due 07/03/08	41,000,000	40,994,533
Dexia Delaware LLC
2.860%, due 07/23/08	70,000,000	69,877,656
ING (US) Funding LLC
2.440%, due 07/21/08	25,000,000	24,966,111
2.500%, due 07/31/08	20,000,000	19,958,333
2.960%, due 10/27/08	13,000,000	12,873,871
Natexis Banques Populaires US Finance Co. LLC
2.690%, due 08/26/08	15,000,000	14,937,233
Rabobank USA Financial Corp.
2.530%, due 07/16/08	50,000,000	49,947,292
Toronto-Dominion Holdings USA, Inc.
2.320%, due 07/30/08	25,000,000	24,953,278

		258,508,307

Beverage/bottling—1.00%
PepsiCo, Inc.
2.150%, due 07/14/08	28,000,000	27,978,261

Consumer products-nondurables—0.71%
Procter & Gamble International Funding SCA
2.200%, due 08/04/08	20,000,000	19,958,445

Energy-integrated—1.07%
Chevron Funding Corp.
1.950%, due 07/07/08	30,000,000	29,990,250

Finance-noncaptive diversified—2.30%
General Electric Capital Corp.
2.420%, due 08/04/08	25,000,000	24,942,861
2.610%, due 11/06/08	40,000,000	39,628,800

		64,571,661

Food/beverage—1.42%
Nestle Capital Corp.
2.350%, due 07/02/08	25,000,000	24,998,368
2.645%, due 08/21/08	15,000,000	14,943,794

		39,942,162

UBS Cashfund Inc.

Schedule of investments – June 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Commercial paper(2)—(concluded)

Healthcare—0.39%
Abbott Laboratories
2.150%, due 07/23/08	11,000,000	10,985,547

Pharmaceuticals—0.36%
Pfizer, Inc.
2.520%, due 08/25/08	10,100,000	10,061,115

Total commercial paper (cost—$755,415,686)		755,415,686

Short-term corporate obligations—8.60%

Banking-non-US—6.65%
Bank of Scotland PLC
2.529%, due 07/01/08(1),(4)	60,000,000	60,000,000
BNP Paribas
2.760%, due 08/07/08(1)	10,000,000	10,000,000
2.895%, due 08/13/08(1)	30,000,000	30,000,000
Danske Corp.
3.050%, due 07/09/08(1)	25,000,000	25,000,000
La Caja de Ahorros y Pensiones de Barcelona
2.920%, due 07/23/08(1),(4)	20,000,000	20,000,000
National Australia Bank Ltd.
2.882%, due 09/06/08(1),(4)	18,000,000	18,000,000
Totta Ireland PLC
2.458%, due 07/07/08(1),(4)	24,000,000	24,000,000

		187,000,000

Banking-US—0.71%
The Bank of New York Mellon Corp.
2.465%, due 07/14/08(1),(4)	20,000,000	20,000,000

Finance-captive automotive — 1.24%
Toyota Motor Credit Corp.
2.270%, due 07/01/08(1)	16,750,000	16,750,000
2.320%, due 07/01/08(1)	18,000,000	18,000,000

		34,750,000

Total short-term corporate obligations (cost—$241,750,000)		241,750,000

Repurchase agreements—16.07%
Repurchase agreement dated 06/30/08 with Barclays Bank PLC, 2.400% due 07/01/08, collateralized by $127,027,000 Federal Home Loan Mortgage Corp. obligations, 4.230% due 05/07/13; (value—$127,500,493); proceeds: $125,008,333	125,000,000	125,000,000
Repurchase agreement dated 06/30/08 with Deutsche Bank Securities, 2.500% due 07/01/08, collateralized by $54,700,000 Federal Home Loan Bank obligations, 3.500% to 5.250% due 02/08/10 to 06/10/11 and $543,000 Federal National Mortgage Association obligations, 5.280% due 09/17/12; (value—$56,100,026); proceeds: $55,003,819	55,000,000	55,000,000

UBS Cashfund Inc.

Schedule of investments – June 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 06/30/08 with Lehman Brothers Inc., 2.450% due 07/01/08, collateralized by $281,770,000 Federal National Mortgage Association obligations, zero coupon due 05/01/09; (value—$275,401,999); proceeds: $270,018,375	270,000,000	270,000,000
Repurchase agreement dated 06/30/08 with State Street Bank & Trust Co., 1.000% due 07/01/08, collateralized by $1,519,794 US Treasury Notes, 2.125% to 5.000% due 07/31/08 to 02/15/16; (value—$1,538,211); proceeds: $1,507,042	1,507,000	1,507,000

Total repurchase agreements (cost—$451,507,000)		451,507,000

	Number of shares
Investments of cash collateral from securities loaned—5.34%

Money market funds(5)—5.34%
Blackrock Liquidity Fund Temp Fund Portfolio Institutional Class
2.582%	19,816,447	19,816,447
DWS Money Market Series Institutional
2.739%	43,537,493	43,537,493
UBS Private Money Market Fund LLC(6)
2.512%	86,630,810	86,630,810

Total money market funds and investments of cash collateral from securities loaned (cost—$149,984,750)		149,984,750

Total investments (cost—$2,954,553,875 which approximates cost for federal income tax purposes)(7),(8)—105.15%		2,954,553,875

Liabilities in excess of other assets—(5.15)%		(144,630,073)

Net assets (applicable to 2,809,912,996 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		2,809,923,802

(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of June 30, 2008 and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security, or portion thereof, was on loan at June 30, 2008.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.05% of net assets as of June 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Rates shown reflect yield at June 30, 2008.
(6)	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended June 30, 2008:

Security description	Value at 03/31/08 ($)	Purchases during the three months ended 06/30/08 ($)	Sales during the three months ended 06/30/08 ($)	Value at 06/30/08 ($)	Net income earned from affiliate for the three months ended 06/30/08 ($)
UBS Private Money Market Fund LLC	623,600	227,724,416	141,717,206	86,630,810	32,960

(7)	Includes $146,568,092 of investments in securities on loan, at market value.
(8)

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets:

Measurements at 06/30/08

Description	Total ($)	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3)($)
Assets:
Securities	2,954,553,875	—	2,954,553,875	—

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total investments %
United States	78.5
United Kingdom	4.9
Japan	4.9
Switzerland	2.4
France	2.2
Spain	1.5
Sweden	1.4
Canada	1.2
Belgium	0.8
Denmark	0.8
Germany	0.8
Australia	0.6

Total	100.0

Weighted average maturity—49 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated March 31, 2008.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	August 29, 2008